Income Tax	12 Months Ended
Dec. 31, 2019
Income Tax [Abstract]
Income Tax
Note 18.- Income Tax

All the companies of Atlantica file income taxes according to the tax regulations in force in each country on an individual basis or under consolidation tax regulations.

The consolidated income tax has been calculated as an aggregation of income tax expenses/income of each individual company. In order to calculate the taxable income of the consolidated entities individually, the accounting result is adjusted for temporary and permanent differences, recording the corresponding deferred tax assets and liabilities. At each consolidated income statement date, a current tax asset or liability is recorded, representing income taxes currently refundable or payable. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial statement and income tax purposes, as determined under enacted tax laws and rates.

Income tax payable is the result of applying the applicable tax rate in force to each tax-paying entity, in accordance with the tax laws in force in the country in which the entity is registered. Additionally, tax deductions and credits are available to certain entities, primarily relating to inter-company trades and tax treaties between various countries to prevent double taxation.

The Company offsets deferred tax assets and deferred tax liabilities in each entity where the latter has a legally enforceable right to set off current tax assets against current tax liabilities, and the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority.

As of December 31, 2019, and 2018, the analysis of deferred tax assets and deferred tax liabilities is as follows:

Deferred tax assets	Balance as of December 31,
Concept	2019	2018
Net tax credits for tax losses carryforwards	61,693	55,835
Temporary differences on derivatives financial instruments	86,096	79,865
Other temporary differences	177	366
Total deferred tax assets	147,966	136,066

Most of the net tax credits for tax losses carryforwards corresponds to Peru, South Africa and solar plants in Spain as of December 31, 2019.

Temporary differences for derivatives financial instruments are mainly due to ACT ($17 million) and solar plants in Spain ($61 million).

In relation to tax losses carryforwards and deductions pending to be used recorded as deferred tax assets, the entities evaluate their recoverability projecting forecasted taxable result for the upcoming years and taking into account their tax planning strategy. Deferred tax liabilities reversals are also considered in these projections, as well as any limitation established by tax regulations in force in each tax jurisdiction.

Deferred tax liabilities	Balance as of December 31,
Concept	2019	2018
Temporary differences tax/book amortization	145,166	126,792
Other temporary differences tax/book value of contracted concessional assets	83,481	73,793
Other temporary differences	20,349	10,415
Total deferred tax liabilities	248,996	211,000

As of December 31, 2019 and 2018, temporary differences as a result of accelerated tax amortization resulted for some entities in a net deferred tax liability position. These are primarily due to Solana and Mojave ($45 million in 2019 and $55 million in 2018) and solar plants in Spain ($100 million in 2019 and $74 million in 2018).

Other temporary differences between the tax and book value of contracted concessional assets, which resulted in a net deferred tax liability position relate primarily to ACT in both years.

The movements in deferred tax assets and liabilities during the years ended December 31, 2019 and 2018 were as follows:

Deferred tax assets	Amount
As of December 31, 2017	165,136
First application of IFRS 9 effective January 1, 2018	11,811
Increase/(decrease) through the consolidated income statement	(24,195)
Increase/(decrease) through other consolidated comprehensive income (equity)	(10,685)
Other movements	(6,001)
As of December 31, 2018	136,066

Increase/(decrease) through the consolidated income statement	5,809
Increase/(decrease) through other consolidated comprehensive income (equity)	6,147
Other movements	(56)
As of December 31, 2019	147,966

Deferred tax liabilities	Amount
As of December 31, 2017	186,583
First application of IFRS 9 effective January 1, 2018	8,849
Increase/(decrease) through the consolidated income statement	17,996
Change in the scope of the consolidated financial statements (Note 5)	590
Other movements	(3,018)
As of December 31, 2018	211,000

Increase/(decrease) through the consolidated income statement	31,678
Change in the scope of the consolidated financial statements (Note 5)	2,539
Other movements	3,779
As of December 31, 2019	248,996

Details of income tax for the years ended December 31, 2019, 2018 and 2017 are as follows:

	For the twelve-month period ended December 31,
Item	2019	2018	2017
Current tax	(5,081)	(468)	(1,998)
Deferred tax	(25,869)	(42,191)	(117,839)
- relating to the origination and reversal of temporary differences	(25,869)	(42,191)	(98,508)
- relating to changes in tax rates	-	-	(19,331)
Total income tax benefit/(expense)	(30,950)	(42,659)	(119,837)

The reconciliation between the theoretical income tax resulting from applying an average statutory tax rate to profit/(loss) before income tax and the actual income tax expense recognized in the consolidated income statements for the years ended December 31, 2019, 2018 and 2017, are as follows:

	For the year ended December 31,
Concept	2019	2018	2017
Consolidated income / (loss) before taxes	105,558	97,928	14,950
Average statutory tax rate	25%	30%	30%
Corporate income tax at average statutory tax rate	(26,390)	(29,378)	(4,485)
Income tax of associates, net	1,808	1,639	1,765
Differences in foreign tax rates	(7,076)	752	3,304
Permanent differences	11,220	5,385	19,324
Incentives, deductions, and unrecognized tax losses carryforwards	(14,161)	(22,972)	(20,994)
Change in corporate income tax	-	-	(19,331)
U.S. Internal Revenue Code Section 382	-	-	(96,328)
Other non-taxable income/(expense)	3,649	1,915	(3,092)
Corporate income tax	(30,950)	(42,659)	(119,837)

The average statutory tax rate used by the Company changed in 2019 considering some changes in the statutory tax rate of some geographies over the past years.

Permanent differences in 2019, 2018 and 2017 are mainly due to ACT (Mexico).

The main implications derived from the Tax Cuts and Jobs Act enacted in December 2017 in the U.S. entities are:

-	A reduction of the Federal income tax rate from 35% to 21%, effective since January 1, 2018 which effect on the deferred tax assets and liabilities resulted in a $19 million loss in the year 2017;

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A limitation of the deduction for net interest expense of all businesses in the U.S.  The new limitation is imposed on net interest expense that exceeds 30% of EBITDA from 2018 to 2021, and 30% of EBIT from 2022 onwards. Interests disallowed would be deducted in the future in the event that those limits are not exceeded. After having considered the impacts of Section 382, the Company does not expect significant negative effects from this net interest expense limitation;

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NOLs arising in tax years beginning after 2017 would be limited to 80% of taxable income. For new NOLs recognized after 2017, an indefinite carryforward would be allowed. The limitation of 80% is not applicable for NOLs generated before 2018. For existing NOLs before 2018, a carryforward of 20 years is still applicable. The new limitation does not trigger adverse tax effects to the U.S. subsidiaries of the Company considering the amount of NOLs to be generated in upcoming years and the projected amount of taxable income of these entities after having considered the impacts of Section 382;

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Base erosion anti-abuse tax (BEAT): The BEAT applies to certain U.S. corporations that make relevant deductible payments to foreign affiliates. The excess of 10% of a corporation’s taxable income increased by those payments to foreign related parties over its regular tax liability, will be the base erosion tax due. BEAT provisions do not trigger adverse tax consequences for the U.S. subsidiaries of the Company considering the amount of payments made to foreign affiliates for management and support services;

-	Potential tax erosion in the U.S.: The Company does not expect to have material adverse tax consequences in the U.S. subsidiaries as a result of the measures previously described.